FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended																																												12 Months Ended																																									12 Months Ended																																									12 Months Ended				12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2012 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2012 Other benefits	Dec. 31, 2011 Other benefits	Dec. 31, 2010 Other benefits	Dec. 31, 2012 Other benefits Cash and cash equivalents	Dec. 31, 2011 Other benefits Cash and cash equivalents	Dec. 31, 2012 Other benefits Equity securities U.S.-based companies	Dec. 31, 2011 Other benefits Equity securities U.S.-based companies	Dec. 31, 2012 Other benefits Equity securities International-based companies	Dec. 31, 2011 Other benefits Equity securities International-based companies	Dec. 31, 2012 Other benefits Government bonds	Dec. 31, 2011 Other benefits Government bonds	Dec. 31, 2012 Other benefits Corporate bonds and debt securities	Dec. 31, 2011 Other benefits Corporate bonds and debt securities	Dec. 31, 2012 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2011 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2012 Other benefits Hedge funds/limited partnerships	Dec. 31, 2011 Other benefits Hedge funds/limited partnerships	Dec. 31, 2012 Other benefits Real estate	Dec. 31, 2011 Other benefits Real estate	Dec. 31, 2012 Other benefits Other	Dec. 31, 2011 Other benefits Other	Dec. 31, 2012 Available-for-Sale Securities	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2012 Level 1 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2011 Level 1 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2012 Level 1 Other benefits	Dec. 31, 2011 Level 1 Other benefits	Dec. 31, 2012 Level 1 Other benefits Cash and cash equivalents	Dec. 31, 2011 Level 1 Other benefits Cash and cash equivalents	Dec. 31, 2012 Level 1 Other benefits Equity securities U.S.-based companies	Dec. 31, 2011 Level 1 Other benefits Equity securities U.S.-based companies	Dec. 31, 2012 Level 1 Other benefits Equity securities International-based companies	Dec. 31, 2011 Level 1 Other benefits Equity securities International-based companies	Dec. 31, 2012 Level 1 Other benefits Government bonds	Dec. 31, 2011 Level 1 Other benefits Government bonds	Dec. 31, 2012 Level 1 Other benefits Corporate bonds and debt securities	Dec. 31, 2011 Level 1 Other benefits Corporate bonds and debt securities	Dec. 31, 2012 Level 1 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2011 Level 1 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2012 Level 1 Other benefits Hedge funds/limited partnerships	Dec. 31, 2011 Level 1 Other benefits Hedge funds/limited partnerships	Dec. 31, 2012 Level 1 Other benefits Real estate	Dec. 31, 2011 Level 1 Other benefits Real estate	Dec. 31, 2012 Level 1 Other benefits Other	Dec. 31, 2011 Level 1 Other benefits Other	Dec. 31, 2011 Level 1 Available-for-Sale Securities	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2012 Level 2 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2011 Level 2 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2012 Level 2 Other benefits	Dec. 31, 2011 Level 2 Other benefits	Dec. 31, 2012 Level 2 Other benefits Cash and cash equivalents	Dec. 31, 2011 Level 2 Other benefits Cash and cash equivalents	Dec. 31, 2012 Level 2 Other benefits Equity securities U.S.-based companies	Dec. 31, 2011 Level 2 Other benefits Equity securities U.S.-based companies	Dec. 31, 2012 Level 2 Other benefits Equity securities International-based companies	Dec. 31, 2011 Level 2 Other benefits Equity securities International-based companies	Dec. 31, 2012 Level 2 Other benefits Government bonds	Dec. 31, 2011 Level 2 Other benefits Government bonds	Dec. 31, 2012 Level 2 Other benefits Corporate bonds and debt securities	Dec. 31, 2011 Level 2 Other benefits Corporate bonds and debt securities	Dec. 31, 2012 Level 2 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2011 Level 2 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2012 Level 2 Other benefits Hedge funds/limited partnerships	Dec. 31, 2011 Level 2 Other benefits Hedge funds/limited partnerships	Dec. 31, 2012 Level 2 Other benefits Real estate	Dec. 31, 2011 Level 2 Other benefits Real estate	Dec. 31, 2012 Level 2 Other benefits Other	Dec. 31, 2011 Level 2 Other benefits Other	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Cash and cash equivalents	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Equity securities	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Equity securities	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Equity securities U.S.-based companies	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Equity securities International-based companies	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Government bonds	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Corporate bonds and debt securities	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Mutual, pooled and commingled funds	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Hedge funds/limited partnerships	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Real estate	Dec. 31, 2012 Level 3 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2011 Level 3 Pension Plans, Defined Benefit [Member] Other	Dec. 31, 2012 Level 3 Other benefits	Dec. 31, 2011 Level 3 Other benefits	Dec. 31, 2012 Level 3 Other benefits Cash and cash equivalents	Dec. 31, 2011 Level 3 Other benefits Cash and cash equivalents	Dec. 31, 2012 Level 3 Other benefits Equity securities U.S.-based companies	Dec. 31, 2011 Level 3 Other benefits Equity securities U.S.-based companies	Dec. 31, 2012 Level 3 Other benefits Equity securities International-based companies	Dec. 31, 2011 Level 3 Other benefits Equity securities International-based companies	Dec. 31, 2012 Level 3 Other benefits Government bonds	Dec. 31, 2011 Level 3 Other benefits Government bonds	Dec. 31, 2012 Level 3 Other benefits Corporate bonds and debt securities	Dec. 31, 2011 Level 3 Other benefits Corporate bonds and debt securities	Dec. 31, 2012 Level 3 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2011 Level 3 Other benefits Mutual, pooled and commingled funds	Dec. 31, 2012 Level 3 Other benefits Hedge funds/limited partnerships	Dec. 31, 2011 Level 3 Other benefits Hedge funds/limited partnerships	Dec. 31, 2012 Level 3 Other benefits Real estate	Dec. 31, 2011 Level 3 Other benefits Real estate	Dec. 31, 2012 Level 3 Other benefits Other	Dec. 31, 2011 Level 3 Other benefits Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairment charges, available-for-sale securities	$ 17	$ 26																																											$ 0																																									$ 17
Fair Value of Plan Assets			7,584	6,171	5,497	386	227	1,881	1,395	964	953	562	773	982	718	1,510	729	525	489	257	270	517	617	202	185	187	13	86	81	70	4	13	78	2	5	6	16	3	3	2	2	2	0	1		3,448	2,550	187	152	1,847	1,366	910	865	0	0	0	0	504	167	0	0	0	0	0	0	172	83	1	0	81	70	4	13	75	0	0	0	11	0	0	0	0	0	0	0		2,955	2,459	199	75	20	15	54	82	562	773	982	718	1,006	557	125	140	0	0	7	99	26	98	12	86	0	0	0	0	3	2	5	6	5	3	1	0	0	0	0	1	1,181	1,162	0	0			14	14	0	6	0	0	0	0	0	5	400	349	257	270	510	518	4	4	0	0	0	0	0	0	0	0	0	0	0	0	2	2	2	2	0	0
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period																																																																																																																															1,162	897			20	15									5	20	349	317	270	242	518	303
Actual return on plan assets:
Related to assets still held at the reporting date																																																																																																																															6	104			0	4									0	(5)	(8)	9	13	35	1	61
Related to assets sold during the year																																																																																																																															27	(2)			0	0									0	6	24	(3)	3	(5)	0	0
Purchases, sales and settlements-net																																																																																																																															1	153			0	(1)									(5)	(16)	35	26	(27)	(2)	(2)	146
Transfers in and/or out of Level 3-net																																																																																																																															(12)	5			(6)	2									0	0	0	1	(2)	0	(4)	2
Foreign currency translation																																																																																																																															(3)	5			0	0									0	0	0	(1)	0	0	(3)	6
Balance at the end of the period																																																																																																																															$ 1,181	$ 1,162			$ 14	$ 20									$ 0	$ 5	$ 400	$ 349	$ 257	$ 270	$ 510	$ 518